SHARE CAPITAL (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	$ 3,032	$ 5,497
Share-based payments	4,201	5,552
General and administration
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	2,254	3,401
Exploration and evaluation
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	106	1,130
Investor relations and marketing
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	437	728
Corporate development and due diligence
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Net Loss: share-based payments	235	238
Mineral properties
DisclosureOfSharebasedPaymentsLineItems [Line Items]
Statements of Financial Position: share-based payments	$ 1,169	$ 55